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FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-7739

Harding, Loevner Funds, Inc.
(Exact name of registrant as specified in charter)

50 Division Street, Somerville, NJ		08876
(Address of principal executive offices)		(Zip code)

David R. Loevner, President 50 Division Street, Somerville, NJ 08876
(Name and address of agent for service)

Registrant's telephone number, including area code:		(877) 435-8105

Date of fiscal year end:	10/31/2005

Date of reporting period:	7/31/2005

Item 1. Schedule of Investments.

Harding, Loevner Funds, Inc.

International Equity Portfolio

Statement of Net Assets

July 31, 2005 (unaudited)

Industry	Percentage of Net Assets
Advertising Agencies	2.9%
Automobiles	3.1
Automotive	1.5
Banks	16.7
Beverages, Food & Tobacco	3.3
Commercial Banks	2.4
Construction Materials	1.8
Cosmetics & Personal Care	1.5
Discount Stores	1.6
Diversified Electronics	2.2
Diversified Food	3.8
Electric Utilities	1.2
Electrical Equipment	2.1
Electronic Equipment & Instruments	2.8
Food & Drug Retailing	2.6
General Diversified	5.0
Health Care Equipment & Supplies	1.4
Heavy Machinery	6.0
Industrial Chemicals & Gases Manufacturers	2.9
Insurance	1.7
Integrated International Oil Producers	2.3
Media	1.7
Medical Supplies	4.0
Miscellaneous Retailers	1.1
Oil & Gas	10.1
Other Financial Services	1.7
Parts & Components	2.0
Pharmaceuticals	6.6
Retailers	0.8
Software	2.1
Textiles & Apparel	1.3
Transportation	1.1
Wholesalers	1.2
Total Investments	102.5
Other assets less liabilities	(2.5)
Net Assets	100.0%

1

	Shares	Value (1)

Long Term Investments - 97.1%

Common Stocks - 97.1%

Austria - 1.2%
Verbund AG, Class A (Electric Utilities)	13,000	$3,873,039

Canada - 4.7%
EnCana Corp. (Oil & Gas)	189,532	7,837,148
Imperial Oil Ltd. (Integrated International Oil Producers)	89,380	7,619,645
		15,456,793
France - 12.2%
Air Liquide (Industrial Chemicals & Gases Manufacturers)	52,575	9,321,600
Carrefour SA (Miscellaneous Retailers)	75,460	3,552,432
Dassault Systemes SA (Software)	131,600	6,724,238
LVMH Moet Hennessy Louis Vuitton SA (Beverages, Food & Tobacco)	84,200	6,979,775
Sanofi-Aventis (Pharmaceuticals)	76,300	6,589,185
Schneider Electric SA (Heavy Machinery)	85,910	6,742,314
		39,909,544
Germany - 2.6%
Metro AG (Food & Drug Retailing)	169,170	8,485,543

Hong Kong - 7.3%
China Merchants Holdings International Co., Ltd. (Transportation)	1,780,000	3,609,538
Denway Motors Ltd. (Automobiles)	14,004,000	5,463,187
Hutchison Whampoa Ltd. (General Diversified)	680,000	6,617,602
Li & Fung Ltd. (Wholesalers)	1,898,000	3,997,552
Yue Yuen Industrial Holdings Ltd. (Textiles & Apparel)	1,345,500	4,237,412
		23,925,291
India - 5.8%
HDFC Bank Ltd. (Banks)	571,900	8,986,718
Reliance Industries Ltd. (Oil & Gas)	612,200	9,897,808
		18,884,526
Ireland - 1.8%
CRH plc (Construction Materials)	210,452	6,003,038

Japan - 16.3%
Daikin Industries Ltd. (Heavy Machinery)	287,800	6,969,157
JSR Corp. (Automotive)	244,000	4,830,166
Kao Corp. (Cosmetics & Personal Care)	218,900	5,002,188
Keyence Corp. (Electronic Equipment & Instruments)	38,750	9,295,154
Mitsubishi Corp. (General Diversified)	670,700	9,576,509
Nidec Corp. (Electrical Equipment)	64,800	7,005,433
Nissan Motor Co., Ltd. (Automobiles)	461,100	4,787,825
Yokogawa Electric Corp. (Medical Supplies) +	464,600	5,740,602
		53,207,034
Mexico - 1.6%
Wal-Mart de Mexico SA de CV - ADR (Discount Stores)	119,990	5,361,285

Netherlands - 4.3%
Heineken NV (Beverages, Food & Tobacco)	117,637	3,739,290
Qiagen NV (Health Care Equipment & Supplies) * +	351,100	4,708,636
VNU NV (Media)	191,200	5,478,460
		13,926,386

1

Poland - 0.9%
Bank Pekao SA, GDR (Banks) +	70,400	$3,054,656

Singapore - 1.2%
DBS Group Holdings Ltd. (Commercial Banks)	394,083	3,807,497

South Africa - 2.4%
Sasol Ltd. (Oil & Gas)	266,500	7,990,398

South Korea - 2.2%
Samsung Electronics Co., Ltd. - GDR (Diversified Electronics)	26,600	7,322,811

Spain - 3.8%
Banco Santander Central Hispano SA (Banks)	679,400	8,397,965
Bankinter SA (Commercial Banks)	78,100	4,079,093
		12,477,058
Sweden - 3.5%
Atlas Copco AB-Class A (Heavy Machinery)	343,800	5,829,786
Skandinaviska Enskilda Banken AB, Class A (Banks)	309,800	5,496,335
		11,326,121
Switzerland - 10.8%
Actelion Ltd. (Pharmaceuticals) *	45,800	4,911,956
Nestle SA - ADR (Diversified Food)	111,120	7,641,311
Roche Holding AG - Genusschein (Pharmaceuticals)	74,130	10,064,361
Swiss Re - Registered (Insurance)	86,900	5,519,303
UBS AG - Registered (Banks)	89,510	7,341,607
		35,478,538
Taiwan - 2.0%
Taiwan Semiconductor Manufacturing Co. (Parts & Components)	3,910,794	6,517,314

Thailand - 1.1%
Bangkok Bank Pub Co., Ltd. (Banks)	1,379,100	3,503,482

United Kingdom - 11.4%
BG Group plc (Oil & Gas)	883,900	7,295,634
Signet Group plc (Retailers)	1,342,500	2,754,033
Smith & Nephew plc (Medical Supplies)	765,500	7,259,750
Standard Chartered plc (Other Financial Services)	282,040	5,490,995
Unilever plc (Diversified Food)	501,800	4,844,090
WPP Group plc (Advertising Agencies)	898,630	9,503,105
		37,147,607

Total Common Stocks (Cost $229,151,379)		317,657,961

Total Long Term Investments (Cost $229,151,379)		317,657,961

	Face Amount
Short Term Investments - 3.1%
Federal Home Loan Bank, 3.226%, due 08/12/05 ++	$5,097,521	5,097,521
Federal Home Loan Mortgage Corporation, 3.276%, due 08/16/05 ++	5,086,136	5,086,136

Total Short Term Investments (Cost $10,183,657)		10,183,657

2

Repurchase Agreement - 2.3%
Investors Bank & Trust Repurchase Agreement, 2.28% due 08/01/05 in the amount of $7,508,226; issued 07/29/05 (collateralized by $10,124,179 par of SBA Pool # 506584 and a U.S. Government Obligation, 6.875% due 10/25/17 with an aggregate market value of $7,882,140) (Cost $7,506,800)	$7,506,800	$7,506,800

Total Investments - 102.5% (Cost $246,841,836)		$335,348,418

Other assets less liabilities - (2.5)%		(8,177,665)

Net Assets - 100.0%		$327,170,753

Summary of Abbreviations

ADR -	American Depository Receipt
GDR -	Global Depositary Receipt
SBA -	Small Business Administration

(1)	See Note 2 to Financial Statements
*	Non-income producing security
+

All or a portion of this security was out on loan at July 31, 2005; the value of the securities loaned amounted to $9,631,908. The value of collateral amounted to 10,183,657 which consisted of cash equivalents.

++	Represents investments of security lending collateral.

3

Harding, Loevner Funds, Inc.

Emerging Markets Portfolio

Statement of Net Assets

July 31, 2005 (unaudited)

Industry	Percentage of Net Assets
Aerospace & Defense	1.1%
Automotive	6.2
Banks	19.9
Beverages, Food & Tobacco	2.1
Brewers	1.7
Building Materials	2.4
Cement Producers	1.1
Commercial Banks	1.4
Commercial Services & Supplies	1.2
Computer Software & Processing	1.5
Computers & Information	0.8
Computers & Peripherals	1.2
Discount Stores	1.4
Diversified Electronics	4.7
Diversified Paper	0.7
Electrical Equipment	4.0
Entertainment & Leisure	1.0
Financial Services	1.2
Heavy Machinery	1.2
Home Construction, Furnishings & Appliances	3.7
Industrial Conglomerates	1.1
Insurance	1.8
Metals & Mining	4.4
National & Regional Food Chains	0.7
Oil & Gas	9.8
Parts & Components	1.8
Pharmaceuticals	1.3
Real Estate	1.2
Retailers	2.3
Securities Brokerage	1.4
Systems & Subsystems	1.1
Telephone Systems	11.0
Textiles & Apparel	1.2
Transportation	5.6
Total Investments	103.2
Other assets less liabilities	(3.2)
Net Assets	100.0%

1

	Shares	Value (1)

Long Term Investments - 96.3%

Common Stocks - 89.9%

Brazil - 2.5%
Companhia Brasileira de Distribuicao Grupo Pao de Acucar (National & Regional Food Chains) +	135,000	$2,953,800
Embraer Aircraft Corp. - ADR (Aerospace & Defense)	150,360	4,862,642
Votorantim Celulose - Sponsored ADR (Diversified Paper)	271,000	3,265,550
		11,081,992
Cayman Islands - 1.1%
ASM Pacific Technology (Heavy Machinery)	1,100,000	5,123,300

Chile - 1.1%
Banco Santander - ADR (Banks)	138,000	4,732,020

Egypt - 3.1%
Egyptian Mobile Phone Network (Telephone Systems)	182,000	5,458,113
Orascom Telecom Holding SAE - GDR (Telephone Systems) +	170,700	8,297,019
		13,755,132
Hong Kong - 5.6%
China Merchants Holdings International Co., Ltd. (Transportation)	3,338,000	6,768,897
China Mobile HK Ltd. - ADR (Telephone Systems) +	313,000	6,313,210
Techtronic Industries Co. (Electrical Equipment)	2,580,000	6,396,536
Yue Yuen Industrial Holdings Ltd. (Textiles & Apparel)	1,680,000	5,290,860
		24,769,503
Hungary - 2.3%
Gedeon Richter Rt. (Pharmaceuticals)	35,400	5,594,926
MOL Magyar Olaj-es Gazipari Rt. (Oil & Gas)	47,000	4,701,177
		10,296,103
India - 11.7%
Bajaj Auto Ltd. (Automotive)	141,000	4,683,320
Bharat Heavy Electricals (Electrical Equipment)	290,000	6,715,205
Bharti Tele-Ventures Ltd. (Telephone Systems) *	1,153,000	7,509,956
Gujarat Ambuja Cements, Ltd. (Building Materials)	3,390,000	5,034,077
HDFC Bank, Ltd. - ADR (Banks)	107,000	5,435,600
ICICI Bank Ltd. (Banks)	321,000	3,943,077
ICICI Bank Ltd. - Sponsored ADR (Banks)	118,000	3,116,380
Reliance Industries Ltd. - Sponsored GDR (Oil & Gas)	273,000	8,804,250
Satyam Computer Services Ltd. (Computer Software & Processing)	540,000	6,464,753
		51,706,618
Indonesia - 2.1%
PT Bank Danamon Indonesia Tbk (Banks)	9,316,000	5,312,020
PT International Nickel Indonesia Tbk (Metals & Mining)	2,777,000	4,243,648
		9,555,668
Luxembourg - 2.0%
Tenaris SA - ADR (Metals & Mining)	92,500	8,682,975

Malaysia - 4.5%
Malaysia International Shipping Corp. Berhad (Transportation)	1,358,000	$6,655,423
Maxis Communications Berhad (Telephone Systems)	1,712,000	4,566,907
Public Bank Berhad (Banks)	2,131,200	4,064,848
Resorts World Berhad (Entertainment & Leisure)	1,560,000	4,447,295
		19,734,473
Mexico - 7.6%
America Movil SA de CV Series L - ADR (Telephone Systems)	290,000	6,455,400
Consorcio ARA SA de CV Series (Real Estate)	1,443,300	5,278,206
Controladora Comercial Mexicana SA de CV (Retailers)	3,745,000	4,933,956
Grupo Aeroportuario del Sureste SA de CV - ADR (Commercial Services & Supplies)	154,000	5,291,440
Grupo Financiero Banorte SA de CV, Class O (Financial Services)	615,000	5,166,209
Wal-Mart de Mexico SA de CV - ADR (Discount Stores)	140,800	6,291,099
		33,416,310
Philippines - 1.2%
Philippine Long Distance Telephone Co. - Sponsored ADR (Telephone Systems)	182,000	5,290,740

Poland - 2.0%
Bank Pekao SA (Banks)	101,000	4,572,067
Polski Koncern Naftowy Orlen SA (Oil & Gas)	281,700	4,528,312
		9,100,379
Russia - 4.4%
Lukoil - Sponsored ADR (Oil & Gas)	168,200	6,938,250
Oao Gazprom - Sponsored ADR Reg S (Oil & Gas)	142,000	5,678,105
Sberbank of Russia (Banks)	8,900	6,719,500
		19,335,855
South Africa - 12.6%
Bidvest Group Ltd. (Industrial Conglomerates)	400,589	5,062,815
Impala Platinum Holdings Ltd. (Metals & Mining)	69,900	6,455,233
JD Group Ltd. (Home Construction, Furnishings & Appliances)	392,000	4,394,997
MTN Group Ltd. (Telephone Systems)	675,000	4,771,243
Pretoria Portland Cement Co., Ltd. (Building Materials)	140,320	5,375,861
SABMiller plc (Brewers)	441,000	7,699,384
Sasol Ltd. (Oil & Gas)	273,000	8,185,286
Standard Bank Group Ltd. (Banks)	545,769	5,856,288
Steinhoff International Holdings Ltd. (Home Construction, Furnishings & Appliances)	3,090,000	7,801,534
		55,602,641
South Korea - 14.3%
Daewoo Shipbuilding & Marine Engineering Co., Ltd. (Transportation)	356,000	6,708,498
Hankook Tire Co., Ltd. (Automotive)	391,000	4,845,355
Hyundai Mobis (Automotive)	93,000	6,765,465
Hyundai Motor Co., Ltd. (Automotive)	102,000	7,059,964
Kookmin Bank - ADR (Banks)	121,000	6,374,280
S1 Corp. (Securities Brokerage)	131,000	6,080,728
Samsung Electronics Co., Ltd. - GDR (Diversified Electronics)	44,250	12,181,743
Samsung Fire & Marine Insurance Co., Ltd. (Insurance)	86,500	7,805,750
Shinsegae Co., Ltd. (Retailers)	14,650	5,185,232
		63,007,015

Taiwan - 6.9%
Advantech Co., Ltd. (Computers & Information)	1,365,866	$3,576,242
Delta Electronics (Electrical Equipment)	2,662,168	4,628,345
Quanta Computer Inc. (Computers & Peripherals)	2,908,146	5,342,364
Synnex Technology International Corp. (Systems & Subsystems)	3,429,900	4,948,193
Taiwan Semiconductor Manufacturing Co. (Parts & Components)	4,682,844	7,803,930
Tong Yang Industry Co., Ltd. (Automotive)	3,050,943	4,253,697
		30,552,771
Thailand - 2.1%
Siam Cement Public Co., Ltd. (Cement Producers)	855,000	5,001,130
Siam Commercial Bank-Alien (Banks)	3,625,000	4,242,438
		9,243,568
Turkey - 2.8%
Anadolu Efes Biracilik Ve Malt Sanayii AS (Beverages, Food & Tobacco)	197,722	4,470,943
Arcelik AS (Home Construction, Furnishings & Appliances)	705,000	4,293,100
Turkiye Is Bankasi (Banks)	625,000	3,558,903
		12,322,946

Total Common Stocks (Cost $336,982,168)		397,310,009

Preferred Stock - 6.4%
Brazil - 3.5%
All America Latina Logistica SA (Transportation)	135,800	4,698,469
Banco Itau Holding Financeria SA - ADR (Commercial Banks) +	64,296	6,041,252
Sadia SA (Beverages, Food & Tobacco)	2,310,000	4,611,281
		15,351,002
Russia - 1.0%
Transneft (Oil & Gas) *	4,400	4,554,000

South Korea - 1.9%
Samsung Electronics Co., Ltd. - GDR (Diversified Electronics) +	45,000	8,459,141

Total Preferred Stock (Cost $23,064,654)		28,364,143

Total Long Term Investments (Cost $360,046,822)		425,674,152

	Face Amount
Short Term Investments - 1.4%
Federal Home Loan Bank, 3.226%, due 08/12/05 ++	$2,992,345	2,992,345
Federal Home Loan Mortgage Corporation, 3.276%, due 08/16/05 ++	2,985,663	2,985,663

Total Short Term Investments (Cost $5,978,008)		5,978,008

Repurchase Agreement - 5.5%
Investors Bank & Trust Repurchase Agreement, 2.28% due 08/01/05 in the amount of $24,198,120; issued 07/29/05 (collateralized by $54,856,351 par of SBA #’s 506098, 506864 and U.S. Government Obligations, with rates ranging from 4.00% to 6.375%, with maturity dates ranging from 02/20/33 to 12/25/33 and an aggregate market value of $25,403,199). (Cost $24,193,523)	$24,193,523	$24,193,523

Total Investments - 103.2% (Cost $390,218,353)		$455,845,683

Other assets less liabilities - (3.2)%		(14,106,922)

Net Assets - 100.0%		$441,738,761

Summary of Abbreviations

ADR -	American Depository Receipt
GDR -	Global Depositary Receipt
SBA -	Small Business Administration

(1)	See Note 2 to Financial Statements
*	Non-income producing security
+

All or a portion of this security was out on loan at July 31, 2005; the value of the securities loaned amounted to $5,724,573. The value of collateral amounted to $5,978,008 which consisted of cash equivalents.

++	Represents investments of security lending collateral.

Harding, Loevner Funds, Inc.

Global Equity Portfolio

Statement of Net Assets

July 31, 2005 (unaudited)

Industry	Percentage of Net Assets
Automotive	2.3%
Banks	8.9
Beverages, Food & Tobacco	3.3
Business Machines & Office Equipment	1.0
Chemicals	1.3
Commercial Banks	2.0
Commercial Services & Supplies	1.0
Communications	1.9
Computer Software & Processing	3.7
Computers & Information	1.7
Cosmetics & Personal Care	3.2
Cosmetics & Toiletries	2.5
Discount Stores	2.0
Diversified Electrical Manufacturers	1.3
Diversified Electronics	1.5
Diversified Food	1.9
Diversified Metal Producers	2.6
Electrical Equipment	4.8
Electronic Equipment & Instruments	2.5
Exploration, Drilling Service & Equipment	2.7
Financial Services	0.9
General Diversified	1.2
Health Care Equipment & Supplies	1.3
Heavy Machinery	3.2
Industrial Chemicals & Gases Manufacturers	2.4
Insurance	2.4
Insurance Companies	4.3
Integrated International Oil Producers	1.3
Media	4.3
Miscellaneous Printing & Publishing	1.4
Oil & Gas	9.0
Other Financial Services	2.2
Parts & Components	1.4
Pharmaceuticals	3.7
Radio, TV, & Phonograph Manufacturers	0.8
Retailers	2.1
Semiconductor Equipment & Products	1.6
Software	1.6
Telephone Systems	2.8
Transportation	2.2
Wholesalers	2.4
Total Investments	104.6
Other assets less liabilities	(4.6)
Net Assets	100.0%

1

	Shares	Value (1)

Long Term Investments - 98.8%

Common Stocks - 98.8%

Australia - 2.6%
Rio Tinto Ltd. (Diversified Metal Producers)	17,200	$635,532

Austria - 1.0%
Erste Bank der Oesterreichischen Sparkassen AG (Banks)	4,900	249,491

Canada - 4.5%
EnCana Corp. (Oil & Gas)	26,400	1,091,640

Egypt - 1.3%
Orascom Telecom Holding SAE - GDR (Telephone Systems) +	6,500	315,938

France - 8.9%
Air Liquide (Industrial Chemicals & Gases Manufacturers)	1,732	307,085
Dassault Systemes SA (Software)	7,500	383,220
L’Oreal SA (Cosmetics & Personal Care)	6,920	546,148
LVMH Moet Hennessy Louis Vuitton SA (Beverages, Food & Tobacco)	3,314	274,715
Schlumberger Ltd. (Exploration, Drilling Service & Equipment) +	7,900	661,546
		2,172,714
Hong Kong - 4.6%
China Merchants Holdings International Co., Ltd. (Transportation)	270,000	547,514
Li & Fung Ltd. (Wholesalers)	278,000	585,521
		1,133,035
Japan - 9.8%
Canon Inc. (Business Machines & Office Equipment)	5,000	245,880
Hirose Electronics Co., Ltd. (Electrical Equipment)	2,400	249,235
JSR Corp. (Automotive)	28,800	570,118
Keyence Corp. (Electronic Equipment & Instruments)	2,600	623,675
Mitsubishi Corp. (General Diversified)	21,100	301,274
Nomura Holdings Inc. (Financial Services)	17,600	208,389
Sony Corp. - ADR (Radio, TV, & Phonograph Manufacturers)	6,200	201,562
		2,400,133
Mexico - 3.5%
America Movil SA de CV Series L - ADR (Telephone Systems)	16,500	367,290
Wal-Mart de Mexico SA de CV - ADR (Discount Stores)	10,800	482,556
		849,846
Netherlands - 4.1%
Heineken NV (Beverages, Food & Tobacco)	8,350	265,419
Qiagen NV (Health Care Equipment & Supplies) *	23,600	316,502
VNU NV (Media) +	14,700	421,200
		1,003,121
South Africa - 1.5%
Sasol Ltd. (Oil & Gas)	12,440	372,985

1

South Korea - 2.7%
Kookmin Bank - ADR (Banks)	5,400	$284,472
Samsung Electronics Co., Ltd. - GDR (Diversified Electronics)	1,370	377,152
		661,624
Spain - 1.1%
Bankinter SA (Commercial Banks)	5,400	282,037

Switzerland - 5.7%
Nestle SA - ADR (Diversified Food)	6,820	468,986
Novartis AG - Registered (Pharmaceuticals)	6,920	336,151
Roche Holding AG - Genusschein (Pharmaceuticals)	2,100	285,109
Swiss Re - Registered (Insurance)	4,700	298,512
		1,388,758
Taiwan - 1.4%
Taiwan Semiconductor Manufacturing Co. (Parts & Components)	208,762	347,901

Thailand - 0.9%
Bangkok Bank Pub Co., Ltd. (Banks)	84,300	214,157

United Kingdom - 3.6%
Pearson plc (Miscellaneous Printing & Publishing)	28,800	343,740
Standard Chartered plc (Other Financial Services)	27,700	539,287
		883,027
United States - 41.6%
3M Co. (Computers & Information)	5,530	414,750
Abbott Laboratories (Pharmaceuticals)	6,100	284,443
Air Products & Chemicals Inc. (Industrial Chemicals & Gases Manufacturers)	4,500	268,920
American International Group (Insurance Companies)	13,300	800,660
Analog Devices (Semiconductor Equipment & Products)	9,800	384,160
Automatic Data Processing Inc. (Commercial Services & Supplies)	5,400	239,814
Berkshire Hathaway Inc., Class A (Insurance Companies) *	3	250,500
Caterpillar Inc. (Heavy Machinery)	14,700	792,477
Colgate-Palmolive Co. (Cosmetics & Toiletries)	11,400	603,516
Comcast Corp., Class A (Media) *	9,200	282,716
Emerson Electric Co. (Electrical Equipment)	8,950	588,910
Estee Lauder Companies Inc., Class A (Cosmetics & Personal Care)	6,100	238,754
Exxon Mobil Corp. (Integrated International Oil Producers)	5,400	317,250
General Electric Co. (Electrical Equipment)	9,400	324,300
Kinder Morgan Inc. (Oil & Gas)	8,300	737,538
Medco Health Solutions Inc. (Insurance) *	5,989	290,107
Oracle Corp. (Computer Software & Processing) *	66,800	907,144
Praxair Inc. (Chemicals)	6,600	325,974
Qualcomm Inc. (Communications)	11,600	458,084
The Coca-Cola Company (Beverages, Food & Tobacco)	5,980	261,685
TJX Companies Inc. (Retailers)	22,000	517,220
Tyco International Ltd. (Diversified Electrical Manufacturers)	10,400	316,888
Viacom Inc., Class B (Media)	10,750	360,017
Wells Fargo & Co. (Commercial Banks)	3,500	214,690
		10,180,517

2

Total Common Stocks (Cost $18,071,137)		$24,182,456

Total Long Term Investments (Cost $18,071,137)		24,182,456

	Face Amount
Short Term Investments - 4.4%
Federal Home Loan Bank, 3.226%, due 08/12/05 ++	$545,134	545,134
Federal Home Loan Mortgage Corporation, 3.276%, due 08/16/05 ++	543,916	543,916

Total Short Term Investments (Cost $1,089,050)		1,089,050

Repurchase Agreement - 1.4%
Investors Bank & Trust Repurchase Agreement, 2.28% due 08/01/05 in the amount of $343,504; issued 07/29/05 (collateralized by $529,010 par of SBA #506145, 7.005%, due 08/25/16 with a market value of $360,610) (Cost $343,439)	343,439	343,439

Total Investments - 104.6% (Cost $19,503,626)		$25,614,945

Other assets less liabilities - (4.6)%		(1,137,453)

Net Assets - 100.0%		$24,477,492

Summary of Abbreviations

ADR -	American Depository Receipt
GDR -	Global Depositary Receipt
SBA -	Small Business Administration

(1)	See Note 2 to Financial Statements
*	Non-income producing security
+

All or a portion of this security was out on loan at July 31, 2005; the value of the securities loaned amounted to $1,043,993. The value of collateral amounted to $1,089,050 which consisted of cash equivalents.

++	Represents investments of security lending collateral.

3

Harding, Loevner Funds, Inc.

Notes to Financial Statements

July 31, 2005 (unaudited)

1. Organization

Harding, Loevner Funds, Inc. (the “Fund”) was organized as a Maryland corporation on July 31, 1996 and is registered under the Investment Company Act of 1940, as amended, as an open-end diversified management investment company. The Fund currently has three Portfolios (individually, “Portfolio”), all of which were active as of July 31, 2005: International Equity Portfolio (“International Equity”); Global Equity Portfolio (“Global Equity”) (collectively, the “Initial Portfolios”); and Emerging Markets Portfolio (“Emerging Markets”). The investment objective of each portfolio is as follows: International Equity - to seek long-term capital appreciation through investments in equity securities of companies based outside the United States;  Global Equity - to seek long-term capital appreciation through investments in equity securities of companies based both in and outside the United States;  Emerging Markets Portfolio - to seek long-term capital appreciation through investments in equity securities of companies based in developing markets outside the United States.

International Equity commenced operations on October 31, 1996 after acquiring the net assets of Harding, Loevner Management, L.P.’s AMT Capital Fund, Inc.  Global Equity commenced operations on December 1, 1996 following the acquisition of net assets of Harding, Loevner Management, L.P.’s Global Equity L. P. (“GELP”), a limited partnership, in a tax-free reorganization. Emerging Markets commenced operations on November 9, 1998.  The Fund is managed by Harding, Loevner Management, L.P. (the “Investment Adviser”).

2. Summary of Significant Accounting Policies

The accounting policies of the Fund are in conformity with accounting principles generally accepted in the United States (“GAAP”) for investment companies.  The following is a summary of the Fund’s significant accounting policies:

Indemnifications

In the normal course of business, the Fund may enter into contracts that contain a variety of representations or that provide indemnification for certain liabilities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

Estimates

The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Valuation

The Board of Directors (the “Board”) of the Fund has adopted procedures (“Procedures”) to govern the valuation of the portfolio securities held by each series of the Fund in accordance with the Investment Company Act of 1940, as amended (“1940 Act”). The Procedures incorporate principles set forth in relevant pronouncements of the Securities and Exchange Commission (“SEC”) and its staff, including guidance on the obligations of funds and their Directors to determine, in good faith, the fair value of the fund’s portfolio securities when market quotations are not readily available.

All investments in the Fund are valued daily at their market price, which results in unrealized gains or losses. Securities traded on an exchange are valued at their last sales price on that exchange. Securities for which no sales are reported are valued at the latest bid price obtained from a quotation reporting system or from established market makers. Repurchase agreements are valued at their amortized cost plus accrued interest. Securities for which market quotations are not readily available are fair valued by the Board or its delegate in accordance with the Procedures, although the actual calculations may be done by others. Factors considered in making this determination may include, but not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances. The Fund has implemented fair value pricing on a daily basis for all foreign equity securities held by the Portfolios. The fair value pricing utilizes quantitative models developed by an independent pricing service unless Harding Loevner determines that use of another fair valuation methodology is appropriate. As of July 31, 2005, there were no securities in the Fund which required valuation by the Board or its delegate.

Security Lending

Each portfolio is authorized to lend securities from its investment portfolios to banks, brokers and other financial institutions if it receives collateral in cash, U.S. Government Securities or other liquid investments which will be maintained at all times in an amount equal to at least 102% of the current market value of the loaned securities. The loans will be terminable at any time by the Fund and the relevant Portfolio will then receive the loaned securities within five days. During the period of such a loan, the Portfolio receives the income on the loaned securities and a loan fee and may thereby increase its total return. A Portfolio continues to receive interest or dividends on the securities loaned and simultaneously earns either interest on the investment of the cash collateral or fee income if the loan is otherwise collateralized. However, a Portfolio normally pays lending fees and related expenses from the interest or dividends earned on invested collateral. Should the borrower of the securities fail financially, there is a risk of delay in recovery of the securities or loss of rights in the collateral. However, loans are made only to borrowers which are approved by the Board of Directors and are deemed by Harding Loevner to be of good financial standing. A Portfolio may invest cash collateral it receives in connection with a loan of securities in securities of the U.S. Government and its agencies and other high quality short-term debt instruments. For purposes of complying with each Portfolio’s investment policies and restrictions, collateral received in connection with securities loans will not be deemed an asset of a Portfolio unless otherwise required by law.

3. Investment Transactions

The cost of investments for Federal income tax purposes and the components of net unrealized appreciation on investments at July 31, 2005, for each of the Portfolios were as follows:

Portfolio	Unrealized Appreciation	Unrealized Depreciation	Net	Cost

International Equity	$90,248,231	$2,228,563	$88,019,668	$229,638,293
Emerging Markets	67,629,134	2,194,400	65,434,734	360,239,418
Global Equity	5,773,435	150,207	5,623,228	21,679,495

The unrealized appreciation (depreciation) on foreign currency for International Equity and Emerging Markets was $(30,893) and $21,956, respectively, for the period ended July 31, 2005.

4. Foreign Exchange Contracts

The Portfolios, on occasion, enter into forward foreign exchange contracts in order to hedge their exposure to changes in foreign currency exchange rates on their foreign portfolio holdings.  A forward foreign exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. The gain or loss arising from the difference between the cost of the original contracts and the closing of such contracts is included in net realized gains or losses on foreign currency-related transactions. Fluctuations in the value of forward foreign exchange contracts are recorded for book purposes as unrealized appreciation or depreciation on assets and liabilities denominated in foreign currencies by the Portfolio. The Portfolios are also exposed to credit risk associated with counter party nonperformance on these forward foreign exchange contracts which is typically limited to the unrealized gain on each open contract.

The Portfolios enter into foreign currency transactions on the spot markets in order to pay for foreign investment purchases or to convert to dollars the proceeds from foreign investment sales or coupon interest receipts.  As of July 31, 2005,  the Portfolios had the following open foreign currency transactions to buy or sell currency on the spot markets:

International Equity

Settlement Date	Purchase	In Exchange For (in U.S. dollars)	Net Unrealized Appreciation
8/2/2005	271,830,974 JPY	$2,425,005	$16,224

Settlement Date	Sale	In Exchange For (in U.S. dollars)	Net Unrealized Depreciation
8/2/2005	827,650,030 JPY	7,383,470	(49,398)

JPY                            Japanese Yen

Emerging Markets

Settlement Date	Purchase	In Exchange For (in U.S. dollars)	Net Unrealized Appreciation (Depreciation)
8/1/2005	4,446,077 HKD	$571,887	$(302)
8/1/2005	1,614,916 PLN	482,367	4,567
8/1/2005	3,525,793 ZAR	536,752	2,176
8/2/2005	7,469,561 ZAR	1,137,136	8,974
8/3/2005	3,629,259 ZAR	552,448	5,049
8/4/2005	3,479,411 ZAR	529,585	2,082
			22,546

HKD                     Hong Kong Dollar

PLN                         Polish Zloty

ZAR                      South African Commercial

Repurchase and Reverse Repurchase Agreements

Each Portfolio may enter into repurchase agreements under which a bank or securities firm that is a primary or reporting dealer in U.S. Government securities agrees, upon entering into a contract, to sell such securities to a Portfolio and repurchase such securities from such Portfolio at a mutually agreed upon price and date.

Each Portfolio also is permitted to enter into reverse repurchase agreements under which a primary or reporting dealer in U.S. Government securities purchases securities from a Portfolio and such Portfolio agrees to repurchase the securities at an agreed upon price and date.

Each Portfolio may engage in repurchase and reverse repurchase transactions with parties selected on the basis of such party’s creditworthiness.  Securities purchased subject to repurchase agreements must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times.  If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the Portfolio will require the seller to deposit additional collateral by the next business day.  If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the Portfolio maintains the right to sell the underlying securities at market value and may claim any resulting loss against the seller. When a Portfolio engages in reverse repurchase agreement transactions, such Portfolio will maintain, in a segregated account with its custodian, liquid securities equal in value to those subject to the agreement.

6. Concentration of Risk

Investing in securities of foreign issuers and currency transactions may involve certain considerations and risks not typically associated with investments in the United States. These risks include revaluation of currencies, adverse fluctuations in foreign currency values and possible adverse political, social and economic developments, including those particular to a specific industry, country or region, which could cause the securities and their markets to be less liquid and prices more volatile than those of comparable U.S. companies and U.S. government securities. These risks are greater with respect to securities of issuers located in emerging market countries in which the International Equity, Emerging Markets and Global Equity are authorized to invest.

Item 2. Controls and Procedures.

(a) The Registrant’s Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)Certification of Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto as Exhibit 99CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Harding, Loevner Funds, Inc.

By	/S/	David R. Loevner
David R. Loevner, President

Date September 19, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/	David R. Loevner
David R. Loevner, President

Date September 19, 2005

By	/S/	Richard Reiter
Richard Reiter, Treasurer and Chief Financial Officer

Date September 19, 2005